Financial Risk Management - Commodity Price Sensitivity (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) $ / Ounce	Jun. 30, 2023 ZAR (R) $ / Ounce
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of silver production hedged (as a percent)	50.00%
Silver production period hedged (in months)	24 months
Prior Maximum Gold Production Hedged, as a Percent		20.00%
Prior Gold Production Period Hedged		24 months
– 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	30.00%
Between one to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	20.00%
Due between two to three years5
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	10.00%
Cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold Spot Price | $ / Ounce	2,425	2,051
Floor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold Spot Price | $ / Ounce	1,820	1,622
Cash flow hedges | Commodity price risk | US$ Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	8.00%	7.00%
Reasonably possible decrease in risk variable percent	8.00%	7.00%
Increase by 8%, impact on other comprehensive income	R (418)	R (141)
Decrease by 8%, impact on other comprehensive income	R 376	R 137
Cash flow hedges | Commodity price risk | Rand Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	8.00%	7.00%
Reasonably possible decrease in risk variable percent	8.00%	7.00%
Increase by 8%, impact on other comprehensive income	R (2,740)	R (1,472)
Decrease by 8%, impact on other comprehensive income	R 2,439	R 1,314